Subsequent Event Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event

Management of GALIC has evaluated all other events occurring after December 31, 2019 through April 17, 2020, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus has affected the international and national economy and credit markets and has interrupted normal business activities due to quarantines and other travel or health-related restrictions. As of the date of issuance of these financial statements, the full impact to GALIC is unknown, but management expects continued interruptions to day-to-day business activities, impacts to claim and premium activity and decreases in the fair value of certain investments. As of the date of issuance, the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on GALIC. No other material subsequent events were noted other than those already disclosed. It was determined there were no events that require recognition or disclosure in the financial statements through the report date.